UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Cheif Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     May 12, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     347883


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp     COMMON              04362P207     9269   500204     X    SOLE                   500204
Blockbuster Inc - CL B      COMMON              093679207     4634   554355     X    SOLE                   554355
Caesars Entertainment Inc   COMMON              127687101     9754   492885     X    SOLE                   492885
Cornerstone Realty Income   COMMON              21922V102     2803   282610     X    SOLE                   282610
Crown Holdings Inc          COMMON              228368106       82     5268     X    SOLE                     5268
DoubleClick                 COMMON              258609304     1952   253567     X    SOLE                   253567
Elan Corp                   COMMON              284131208      524   161842     X    SOLE                   161842
Enpro Industries Inc        COMMON              29355X107     2627    95544     X    SOLE                    95544
Femsa                       COMMON              344419106     2706    50540     X    SOLE                    50540
Gartner Inc Class B         COMMON              366651206     1047   111963     X    SOLE                   111963
Guidant Corp                COMMON              401698105    27320   369691     X    SOLE                   369691
Haggar Corp                 COMMON              405173105      261    12913     X    SOLE                    12913
Insight Communications      COMMON              45768V108      899    75874     X    SOLE                    75874
Kerr Mcgee                  COMMON              492386107    14136   180470     X    SOLE                   180470
Liberty Media- A            COMMON              530718105     6505   627299     X    SOLE                   627299
Mandalay Resort Group       COMMON              562567107    29232   414696     X    SOLE                   414696
Mci Inc                     COMMON              552691107    12659   508396     X    SOLE                   508396
McLeod USA                  COMMON              582266706        5    26894     X    SOLE                    26894
Mykrolis Corp               COMMON              62852P103      617    43167     X    SOLE                    43167
Neiman Marcus cl B          COMMON              640204301    27099   300271     X    SOLE                   300271
News Corp - CL A            COMMON              65248E104     1231    72742     X    SOLE                    72742
Nextel Communications       COMMON              65332V103     8522   299853     X    SOLE                   299853
NextWave Telecom            COMMON              65332M103    28626  3600781     X    SOLE                  3600781
Price Communications Corp   COMMON              741437305     1830   104544     X    SOLE                   104544
Quilmes Industrial ADR      COMMON              74838Y207      131     5828     X    SOLE                     5828
Qwest Communications        COMMON              749121109     5204  1406567     X    SOLE                  1406567
Spectrasite Inc             COMMON              84761M104     3866    66692     X    SOLE                    66692
Sungard Data Systems        COMMON              867363103    34441   998289     X    SOLE                   998289
Telesystem Intl Wireless    COMMON              879946606    27087  1776175     X    SOLE                  1776175
Tim Hellas Telecom ADR      COMMON              88706Q104     2712   128759     X    SOLE                   128759
United Defense Inds         COMMON              91018B104    40179   547242     X    SOLE                   547242
USG Corp                    COMMON              903293405     2586    77985     X    SOLE                    77985
Veritas Software            COMMON              923436109    14369   618806     X    SOLE                   618806
Viacom Inc. Cl. A           COMMON              925524100       25      709     X    SOLE                      709
Viacom Inc. Cl. B           COMMON              925524308     9250   265565     X    SOLE                   265565
Western Wireless Corp       COMMON              95988E204     9680   255011     X    SOLE                   255011
Ford Jan 12.5 '06 Puts      OPTION              345370860      442     2238     X    SOLE                     2238
Guidant July 70 Call        OPTION              401698105      831     1646     X    SOLE                     1646
JNJ Oct 55 Put              OPTION              478160104       48     1069     X    SOLE                     1069
Nextel Aug 30 Call          OPTION              65332V103      132     1055     X    SOLE                     1055
Sprint Jan 20 Call '06 Leap OPTION              852061100     2492     6230     X    SOLE                     6230
Sungard Data April 30 call  OPTION              867363103       52      116     X    SOLE                      116
Sungard Data July 30 call   OPTION              867363103       16       31     X    SOLE                       31
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